Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
	Balance at Beginning of Year	Additions Charged to Expenses/ Other Accounts	Net (Deductions) Recoveries	Balance at End of Year
Allowance for doubtful accounts
2014	$--	$--	$--	$--
2013	$25,106	$--	$25,106	$--
2012	$11,938	$13,168	$--	$25,106

Valuation allowance for deferred tax assets
2014	$21,759,577	$4,935,302	$--	$26,694,879
2013	$16,724,700	$5,034,877	$--	$21,759,577
2012	$12,820,923	$3,903,777	$--	$16,724,700